Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes for Cayman and Non-Cayman Entities
The income (loss) before taxes for Cayman and
Non-Cayman
entities is as follows:

	Year Ended December 31
	2021	2022	2023
	US$	US$	US$
Cayman	(22,847)	(39,449)	(17,082)
Non-Cayman	270,111	252,027	78,130

Income before taxes	247,264	212,578	61,048

Components of Income Tax Expense
The components of income tax provision (benefit) were as follows:

	Year Ended December 31
	2021	2022	2023
	US$	US$	US$
Current	49,005	42,594	7,747
Deferred	(1,743)	(2,526)	428

Income tax expense	47,262	40,068	8,175

Effective tax rate	19.1%	18.8%	13.4%

Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense	A reconciliation of its income tax expense at the statutory rate and provision for income tax is shown below:

	Year Ended December 31
	2021	2022	2023
	US$	US$	US$
Tax expense at Cayman statutory rate	—	—	—
Differences between Cayman and other statutory tax rates	48,322	38,696	9,979
Permanent differences	(10,625)	(3,377)	206
Temporary differences	(400)	(1,091)	(1,614)
Alternative minimum tax	1	1	1
Income tax on undistributed earnings	3,609	1,874	—
Net changes in income tax credit	1,261	(38)	(205)
Net changes in valuation allowance of deferred income tax assets	1,066	(302)	3,260
Net operating loss carryforwards	180	1,668	(1,805)
Liabilities related to unrealized tax benefits	5,877	11,036	5,482
Adjustment of prior years’ taxes and others	(2,029)	(8,399)	(7,129)

Income tax expense	47,262	40,068	8,175

Deferred Income Tax Assets (Liabilities)
Significant components of our deferred tax assets (liabilities) at the end of each period are as follows:

	December 31
	2022	2023
	US$	US$
Stock-based compensation	3,058	1,430
Allowance for sales return	1,000	392
Inventory reserve	2,428	2,983
Foreign currency translation	(48)	(35)
Property and equipment	(576)	(1,076)
Investment tax credits	3,290	3,495
Net operating loss carryforwards	18,057	21,332
Others	1,838	3,055
Valuation allowance	(20,163)	(23,120)

Net deferred tax assets	8,884	8,456

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2021	2022	2023
	US$	US$	US$
Balance, beginning of year	19,001	26,317	37,105
Increases in tax positions taken in current year	8,750	13,705	16,054
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(1,434)	(2,917)	(9,395)

Balance, end of year	26,317	37,105	43,764

Summary of Major Jurisdictions and Tax Year Subject to Examination by Tax Authorities
The Company files income tax returns in the U.S. and foreign jurisdictions. The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2023:

Tax Jurisdiction	Tax Years
China	2020 and onward
Hong Kong	2020 and onward
Taiwan	2018 and onward
United States	2018 onward